Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Diversified Fund), Class A)	0 Months Ended
Aug. 26, 2011
(Oppenheimer International Diversified Fund) | Class A
Bar Chart Table:
Annual Return 2006	25.82%
Annual Return 2007	12.38%
Annual Return 2008	(43.90%)
Annual Return 2009	49.45%
Annual Return 2010	17.78%